Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of Property and Equipment

	Engineering Equipment $	Office Equipment $	Leasehold Improvements $	Other $	Total $
Cost
December 31, 2018	122.3	82.0	231.2	37.8	473.3
Additions	20.3	9.6	24.4	4.8	59.1
Additions arising on acquisitions	0.7	0.7	4.4	—	5.8
Disposals	(13.7)	(3.1)	(7.3)	(0.9)	(25.0)
Impact of foreign exchange	(2.8)	(2.4)	(6.1)	(1.3)	(12.6)
December 31, 2019	126.8	86.8	246.6	40.4	500.6
Additions	13.3	5.0	12.6	2.4	33.3
Additions arising on acquisitions	1.4	0.4	0.2	0.2	2.2
Disposals	(22.6)	(6.0)	(15.0)	(1.7)	(45.3)
Impact of foreign exchange	(0.5)	(0.9)	(1.8)	(0.7)	(3.9)
December 31, 2020	118.4	85.3	242.6	40.6	486.9
Accumulated depreciation
December 31, 2018	62.2	33.2	71.5	17.0	183.9
Depreciation	16.5	8.1	30.9	2.7	58.2
Disposals	(12.2)	(2.6)	(7.3)	(0.8)	(22.9)
Impact of foreign exchange	(1.2)	(0.8)	(2.4)	(0.7)	(5.1)
December 31, 2019	65.3	37.9	92.7	18.2	214.1
Depreciation	17.2	8.1	29.7	2.9	57.9
Disposals	(20.5)	(5.5)	(14.9)	(1.4)	(42.3)
Impairment (note 12)	—	3.2	16.3	—	19.5
Impact of foreign exchange	(0.5)	(0.5)	(1.1)	(0.3)	(2.4)
December 31, 2020	61.5	43.2	122.7	19.4	246.8
Net book value
December 31, 2019	61.5	48.9	153.9	22.2	286.5
December 31, 2020	56.9	42.1	119.9	21.2	240.1